Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based compensation
Schedule of share-based compensation expenses

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Cost of revenues	47,997	57,687
Fulfillment	324,096	304,134
Marketing	138,247	180,441
Technology and content	811,769	964,105
General and administrative	1,300,833	1,157,223

Total	2,622,942	2,663,590